Financial instruments	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Financial instruments	Financial instruments
Foreign exchange risk management

The majority of our transactions, assets and liabilities are denominated in United States dollar. However, we incur expenditures in currencies other than United States dollar, mainly in Norwegian Kroner and British Pounds. There is a risk that currency fluctuations in transactions incurred in currencies other than the functional currency will have a negative effect on the value of our cash flows. We are then exposed to currency fluctuations and we may enter into foreign currency swaps to mitigate such risk exposures. The company has not entered into derivative agreements to mitigate the risk of these fluctuations.

Guarantees

The Bank of China Limited, Jiangsu Branch, has given letters of guarantee to two, and the Agricultural Bank of China, Jiangsu Branch to 10, of the 12 Liberian subsidiaries of the group for all installment payments made prior to delivery of the vessels under each of their respective newbuilding contracts.

The Company has issued guarantees to New Times Shipyard for payment of installments on all the newbuilding contracts.

Fair values

The carrying value and estimated fair value of the Company’s financial instruments were as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities;
Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
Level 3: Unobservable inputs that are not corroborated by market data

(in thousands of $)		December 31, 2023		December 31, 2022
	Hierarchy	Fair value	Carrying value	Fair value	Carrying value
Assets
Cash and cash equivalents(1)	Level 1	25,553	25,553	263	263
Liabilities
Current portion of long-term debt(2)(3)	Level 2	21,234	21,234	7,003	7,003
Related party liabilities - current(4)	Level 1	—	—	2,696	2,696
Long-term debt(2)(3)	Level 2	429,037	432,374	66,902	60,437
Related party liabilities - non-current(5)	Level 1	—	—	1,000	1,000

(1)     All demand and time deposits and highly liquid, low risk investments with original maturities of three months or less at the date of purchase are considered equivalent to cash. Thus, the carrying value is a reasonable estimate of the fair value.
(2) The fair value of the current portion of long-term debt and long-term debt have been corroborated using discounted cash flow models and market interest rates as of December 31, 2023 and 2022.
(3)     Our debt obligations are recorded at amortized cost in the Consolidated Balance Sheets. The amounts presented in the table are gross of deferred financing charges amounting to $14.1 million and $7.4 million at December 31, 2023 and 2022, respectively.
(4) The carrying value approximates the fair value due to their near term expected payment of cash (see description of Corporate Support Agreement in Note 15).
(5) The carrying value approximates the fair value due to their near term expected payment of cash (see description of Revolving Credit Facility in Note 15).

There have been no transfers between different levels in the fair value hierarchy during the periods presented.

Concentrations of risk

There is a concentration of credit risk with respect to cash and cash equivalents to the extent that all of the amounts are carried with DNB Bank ASA (“DNB”). However, we believe this risk is remote, as DNB is an established financial institution.

There is a concentration of supplier risk with respect to our newbuilding as all newbuildings are being built by New Times Shipyard. However, we believe the risk is remote, as New Times Shipyard is an established shipyard. Nine out the twelve vessels ordered have been succesfully delivered.

A concentration of customer risk exists with three charterers accounting for all of our revenues during the year ended December 31, 2023. We consider the credit risk of these charterers is mitigated by the charter hires being payable 15 days in advance. Further, we believe the risk is remote, as all charterers are established companies. Details of revenues derived from each charterer are found in Note 5.

There is a concentration of market risk as five out of six of our time charters are variable rate contracts, whereby the Company earns revenues based on the Baltic Capesize Index. The Company manages this risk by converting the index linked charters to fixed rate time charters from time to time, during periods of increasing charter hire rates, to cover periods of decreasing charter hire rates.